Other accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Other accounts receivable [Abstract]
Summary of Other Accounts Receivable
Other accounts receivable as of December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Current
Recoverable taxes	$193,508	$202,903
Services for port, maritime and other operations	112,714	57,620
Employees	4,549	3,287
Insurance claims	794	842
Others	25,530	7,369
	337,095	272,021

Non-current
Value added tax recoverable (a)	273,314	280,000
	$610,409	$552,021

(a)	During the 2022 and 2021, the VAT recovery processes have been affected by practices of the tax authorities to extend the recovery periods.